CASH AND CASH EQUIVALENTS (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents [Abstract]
Cash on hand	$ 2,120	$ 4,277
Bank balances	558,078	732,578
Overnight	386,034	802,220
Total Cash	946,232	1,539,075
Cash equivalents
Time deposits	74,578	123,984
Mutual funds	26,025	32,782
Total cash equivalents	100,603	156,766
Total cash and cash equivalents	$ 1,046,835	$ 1,695,841